Income Tax Expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax Expense
12. Income Tax Expense

Continuing operations

Recognised within the Consolidated Income Statement	2019 € m	2018 € m	2017 € m
(a) Current tax
Republic of Ireland	17	10	9
Overseas	345	279	275
Total current tax expense	362	289	284

(b) Deferred tax
Origination and reversal of temporary differences:
Retirement benefit obligations	(1)	4	6
Share-based payment expense	(5)	4	(4)
Derivative financial instruments	2	(1)	2
Other items (2017 includes deferred tax credit associated with the “Tax Cuts and Jobs Act”)	119	100	(276)
Total deferred tax expense/(income)	115	107	(272)
Income tax reported in the Consolidated Income Statement	477	396	12

Recognised outside the Consolidated Income Statement
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(3)	(1)	(33)
Deferred tax - cash flow hedges	(3)	5	-
	(6)	4	(33)
(b) Within the Consolidated Statement of Changes in Equity:

Current tax
Current tax - share option exercises	4	2	2

Deferred tax
Deferred tax - share-based payment expense	5	(4)	(7)
	9	(2)	(5)

Income tax recognised outside the Consolidated Income Statement	3	2	(38)

Reconciliation of applicable tax rate to effective tax rate
Profit before tax ( € m)	2,115	1,741	1,685
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	17.1%	16.6%	16.9%
- total income tax expense (current and deferred)	22.6%	22.7%	0.7%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective tax rate (current and deferred) of the Group:

	% of profit before tax
Irish corporation tax rate	12.5	12.5	12.5
Higher tax rates on overseas earnings	12.1	11.6	16.3
Deferred tax credit relating to the enactment of the “Tax Cuts and Jobs Act”	-	-	(26.1)
Other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(2.0)	(1.4)	(2.0)
Total effective tax rate	22.6	22.7	0.7

Other disclosures

Effective tax rate
The 2019 effective tax rate is 22.6% (2018: 22.7%; 2017: 0.7%). The 2017 reported tax charge included a non-cash deferred tax credit of
€
440 million related to the enactment of the “Tax Cuts and Jobs Act” in the US. The 2017 effective tax rate excluding the impact of this exceptional deferred tax credit was 26.8%.

The tax charge associated with discontinued operations is recognised separately in “Profit after tax for the financial year from discontinued operations”. See note 3 for further details.

Changes in tax rates
The total tax charge in future periods will be affected by any changes to the tax rates in force in the countries in which the Group operates.

Excess of capital allowances over depreciation
The current tax charge will also be impacted by changes in the excess of tax depreciation (capital allowances) over accounting depreciation. Based on current capital investment plans, the Group expects to continue to be in a position to claim capital allowances in excess of depreciation in future years.

Investments in subsidiaries
Given management’s intention not to unwind temporary differences in respect of its investment in subsidiaries or tax exemptions and credits being available in the majority of jurisdictions in which the Group operates, the aggregate amount of deferred tax liabilities on temporary differences which have not been recognised would be immaterial.

Proposed dividends
There are no income tax consequences for the Company in respect of dividends proposed prior to issuance of the Consolidated Financial Statements and for which a liability has not been recognised.